Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues	$ 145,686	¥ 1,063,409	¥ 1,473,958	¥ 766,571
Cost of revenues	(96,723)	(706,007)	(1,055,406)	(551,373)
Gross profit	48,963	357,402	418,552	215,198
Operating expenses
Selling and marketing expenses	(10,208)	(74,514)	(84,917)	(55,974)
General and administrative expenses	(11,818)	(86,261)	(108,376)	(47,733)
Research and development expenses	(23,100)	(168,616)	(157,543)	(79,868)
Total operating expenses	(45,126)	(329,391)	(350,836)	(183,575)
Income from operations	3,837	28,011	67,716	31,623
Other (expenses) income
Financial (expenses) income, net	(222)	(1,624)	(893)	63
Other income, net	484	3,531	3,478	4,130
Total other income, net	262	1,907	2,585	4,193
Income before income tax benefit	4,099	29,918	70,301	35,816
Income tax benefit	1,393	10,167	7,880	595
Net income	5,492	40,085	78,181	36,411
Less: Net income attributable to non-controlling interests	(41)	(296)	(513)	(269)
Net income attributable to Lucas GC Limited	5,451	39,789	77,668	36,142
Accretion of subsidiary' redeemable preferred shares to redemption value				(2,906)
Net income attributable to Lucas GC Limited's ordinary shareholders	5,451	39,789	77,668	33,236
Other comprehensive income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	66	483	1	148
Total comprehensive income	5,558	40,568	78,182	36,559
Less: total comprehensive income attributable to non-controlling interests	(41)	(296)	(513)	(269)
Comprehensive income attributable to the Lucas GC Limited	$ 5,517	¥ 40,272	¥ 77,669	¥ 36,290
Net income per share:
Basic | (per share)	$ 0.07	¥ 0.50	¥ 0.99	¥ 0.43
Diluted | (per share)	$ 0.07	¥ 0.50	¥ 0.99	¥ 0.43
Weighted average shares outstanding used in calculating basic and diluted income per share:
Basic	79,289,136	79,289,136	78,063,300	78,063,300
Diluted	79,289,136	79,289,136	78,063,300	78,063,300
Recruitment Service [Member]
Revenues
Total revenues	$ 29,603	¥ 216,083	¥ 659,049	¥ 413,047
Outsourcing Service [Member]
Revenues
Total revenues	107,558	785,096	713,957	301,890
Product and Service, Other [Member]
Revenues
Total revenues	$ 8,525	¥ 62,230	¥ 100,952	¥ 51,634